ORGANIZATION (Details) (USD $)	Mar. 31, 2013	Nov. 05, 2010
ORGANIZATION AND DESCRIPTION:
Acquired Common Stock Shares		9,500,000
Acquired Common Stock Value		$ 9,500
Common Stock Shares Par Value		$ 0.001
Common stock are currently issued and outstanding	10,000,005